RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Note 13 Related Party Transactions
Lockheed Martin
Lockheed Martin, directly and through its wholly-owned subsidiary Astrolink International, LLC (“Astrolink”), is a significant holder of debt and equity instruments in the Company. On June 26, 2017, the Company entered into the strategic cooperation agreement with Lockheed Martin (the “Strategic Cooperation Agreement”) pursuant to which the parties agreed to (i) collaborate on the development, production and sale of satellites for use in U.S. Government spacecraft and spacecraft procurements and (ii) establish a cooperation framework to enable the parties to enter into projects, research and development agreements and other collaborative business arrangements and “teaming activities.” In connection with the issuance of the Senior Secured Notes due 2026, the Company and Lockheed Martin amended and restated the Strategic Cooperation Agreement to, among other things, extend the term to March 8, 2026. In connection with the Merger Agreement, the Strategic Cooperation Agreement was further amended and restated to extend the term to October 28, 2030 and was subsequently extended for an additional twelve months to October 28, 2031 in March 2022 pursuant to existing contractual terms. Refer to Note 5 “Debt” and Note 6 “Warrants and Derivatives” for further discussion regarding debt and equity transactions with Lockheed Martin.
The Company recognized revenue from Lockheed Martin of $10.3 million and $3.8 million during the three months ended March 31, 2022 and 2021, respectively. In addition, the Company had accounts receivables due from Lockheed Martin of $15.2 million and $530 thousand as of March 31, 2022 and December 31, 2021, respectively.
As of March 31, 2022 and December 31, 2021, programs associated with Lockheed Martin represented approximately 86% and 56% of the Company’s remaining performance obligations, respectively.
GeoOptics, Inc.
The Company owns a
non-controlling
equity interest in GeoOptics, Inc. (“GeoOptics”), a privately held company engaged in the acquisition and sale of Earth observation data and a purchaser of products and services from the Company. Additionally, one of the Company’s executive officers serves as a member of the GeoOptics board of directors. As of March 31, 2022 and December 31, 2021, the Company’s $1.7 million investment in GeoOptics represented an approximately 2.3% ownership interest and was fully impaired.
The Company recognized revenue from GeoOptics of $501 thousand and $320 thousand during the three months ended March 31, 2022 and 2021, respectively. In addition, the Company had accounts receivables due from GeoOptics of $637 thousand and $470 thousand as of March 31, 2022 and December 31, 2021, respectively.
As of March 31, 2022 and December 31, 2021, programs associated with GeoOptics represented approximately 3% and 9% of the Company’s remaining performance obligations, respectively.
Transactions with Chairman and CEO
The Company leases office space in a building beneficially owned by its Chairman and CEO with a lease term of April 1, 2021 to March 31, 2026. The Company has a one-time
right to extend the lease for a period of five additional years. During the three months ended March 31, 2022, the lease payments under this lease were approximately $57 thousand.
During the three months ended March 31, 2021, the Company’s Chairman and CEO was paid $125 thousand for consulting services.
Beach Point
Beach point is a significant holder of debt and equity instruments in the Company. Refer to Note 5 “Debt” and Note 6 “Warrants and Derivatives” for further discussion regarding debt and equity transactions with Beach Point.
PIPE Investment Obligation
The PIPE Investment Obligation represents a related party transaction. Refer to Note 5 “Debt” for further discussion.

Note 13 Related Party Transactions
Lockheed Martin Corporation
Strategic Cooperation Agreement
On June 26, 2017, the Company entered into the Strategic Cooperation Agreement with Lockheed Martin pursuant to which the parties agreed to (i) collaborate on the development, production and sale of satellites for use in U.S. Government spacecraft and spacecraft procurements and (ii) establish a cooperation framework to enable the parties to enter into projects, research and development agreements and other collaborative business arrangements and “teaming activities.” In connection with the issuance of the Senior Secured Notes due 2026, the Company and Lockheed Martin amended and restated the Strategic Cooperation Agreement to, among other things, extend the term to March 8, 2026. In connection with the Merger Agreement, the Strategic Cooperation Agreement was further amended and restated to extend the term to October 28, 2030 and was subsequently extended for an additional twelve months in March 2022 pursuant to existing contractual terms.
Revenue and Receivables
The Company recognized revenue from Lockheed Martin of $20.6 million and $5.4 million during 2021 and 2020, respectively. In addition, the Company had accounts receivables due from Lockheed Martin of $530 thousand and $369 thousand as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, programs associated with Lockheed Martin represented approximately 56% of the Company’s remaining performance obligations.
Debt and Equity Holdings
Lockheed Martin, directly and through its wholly-owned subsidiary Astrolink, is a holder of debt and equity instruments in the Company.
As of December 31, 2021, Lockheed Martin’s principal and accrued interest associated with the Senior Secured Notes due 2026 was $58.1 million. As of December 31, 2020, Lockheed Martin’s principal and accrued interest associated with the Convertible Notes due 2028 was $3.3 million.
As of December 31, 2021 and 2020, Lockheed Martin held 347,261 shares of Series A Preferred Stock, representing a Series A Preferred Stock Liquidation Preference of $7 million.
As of December 31, 2021, Lockheed Martin held (i) 10,571 Inducement Warrants with a fair value of $3.5 million, (ii) 12,398
Pre-Combination
Warrants with a fair value of $424 thousand, and (iii) 103,055 Detachable Warrants. In addition, Lockheed Martin’s portion of
the Combination Warrants and Combination Equity was approximately $3.8 million and $2.9 million, respectively.

During 2021, the Company issued 10,000 RSUs to Lockheed Martin, through Astrolink, as a Lockheed Martin employee served as a member of the Company’s board of directors.
GeoOptics, Inc.
The Company owns a
non-controlling
equity interest in GeoOptics, Inc. (“GeoOptics”), a privately held company engaged in the acquisition and sale of Earth observation data and a purchaser of products and services from the Company. Additionally, one of the Company’s executive officers serves as a member of the GeoOptics board of directors. As of December 31, 2021 and 2020, the Company’s $1.7 million investment in GeoOptics represented an approximately 2.3% ownership interest and was fully impaired.
The Company recognized revenue from GeoOptics of $1.6 million and $0.7 million during 2021 and 2020, respectively. In addition, the Company had accounts receivables due from GeoOptics of $470 thousand and $75 thousand as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, programs associated with GeoOptics represented approximately 9% of the Company’s remaining performance obligations.
Transactions with Chairman and CEO
During 2021, the Company executed a new lease for office space in a building beneficially owned by the Company’s Chairman and CEO. The lease term commenced on April 1, 2021 and will expire on March 31, 2026. The Company has a one-time
right to extend the lease term for a period of five additional years. The minimum lease payments under the lease is approximately $1.2 million.
During 2020, Satellite Solutions Group, LLC, an entity owned by the Company’s Chairman and CEO, provided professional services in connection with the issuance of the Series Seed Preferred Stock for a fee of $700 thousand. The fee was recorded against the gross proceeds received from the issuance of the Series Seed Preferred Stock.
During 2021 and 2020, the Company’s Chairman and CEO was paid $125 thousand and $417 thousand, respectively, for consulting services.
PIPE Investment
The PIPE Investment funded as part of the Tailwind Two Merger primarily comprised of existing debt and equity holders of the Company. An affiliate of Daniel Staton, a director and shareholder of the Company, represented $30 million of the PIPE Investment (the “Staton PIPE Investment”). The subscription agreement for the Staton PIPE Investment contains a provision that obligates New Terran Orbital to pay an affiliate of Daniel Staton a quarterly fee of $1.875 million for sixteen quarters beginning at the end of the quarter in which the Tailwind Two Merger is consummated; the first years’ payments are to be paid in cash and the remaining payments are to be paid, subject to subordination to and compliance with New Terran Orbital’s debt facilities, in cash or common stock at the discretion of New Terran Orbital.
In addition, the Company entered into commercial agreements to purchase $20 million of goods and services over three years from two affiliates of a PIPE investor. These commercial agreements became effective upon the closing of the Tailwind Two Merger.

Tailwind Two Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 3, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 1,125,000 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-
trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Services Agreement
The Company agreed, commencing on the March 9, 2021, through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative support services. For the year ended December 31, 2021, the Company incurred $100,000 in fees, of which such amount is included in accounts payable and accrued expenses in the accompanying consolidated balance sheet at December 31, 2021. There is no accrued administrative cost at December 31,
2020.
Promissory Note — Related Party
On November 23, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. The amount outstanding under the Promissory Note of $89,890 was repaid on March 12, 2021. Funds are no longer available under the Promissory Note.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, there were no amounts outstanding under the Working Capital Loans.